Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Schedule of Prepaid Lease Rentals (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Prepaid lease rentals	$ 42,919	$ 51,670
Less: Amortization of prepaid lease rentals	(4,340)	(8,751)
Prepaid lease rentals	38,579	42,919
Less: current portion	(27,172)	(8,752)
Non-current portion	$ 11,407	$ 34,167